UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4906

DREYFUS PREMIER STATE MUNICIPAL BOND FUND (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	07/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Connecticut Series
July 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.2%	Rate (%)	Date	Amount ($)		Value ($)

Connecticut--71.9%
Connecticut	5.25	12/15/10	50,000		53,309
Connecticut	5.25	12/15/10	2,500,000	a,b	2,665,487
Connecticut	5.13	11/15/11	1,500,000	c	1,615,395
Connecticut	5.00	6/1/22	3,500,000		3,680,915
Connecticut	5.00	4/15/27	4,000,000		4,139,680
Connecticut
(Insured; FSA)	5.00	10/15/21	3,500,000		3,591,630
Connecticut,
Clean Water Fund Revenue	5.25	7/15/09	15,000	c	15,560
Connecticut,
Clean Water Fund Revenue	5.13	9/1/09	3,050,000	c	3,193,259
Connecticut,
Clean Water Fund Revenue	5.25	7/15/12	9,700,000	a,b	10,061,907
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; FGIC)	5.25	10/1/13	5,530,000		5,624,065
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; FGIC)	5.25	10/1/16	4,470,000		4,480,281
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; FGIC)	5.25	10/1/17	2,275,000		2,268,767
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	5.38	9/1/08	2,500,000		2,507,675
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	7.13	6/1/10	2,335,000		2,464,826
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,585,000		3,968,093
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/12	4,180,000		4,606,653
Connecticut,
Special Tax Obligation
(Transportation Infrastructure

Purposes) (Insured; FSA)	5.38	7/1/20	2,000,000	2,121,420
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,443,359
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.70	4/1/12	1,640,000	1,652,448
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.80	4/1/21	3,000,000	3,064,950
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/11	1,765,000	1,841,778
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/18	2,300,000	2,302,599
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.75	12/1/23	1,000,000	1,009,500
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	3,200,000	3,190,816
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	1,945,000	1,876,925
Connecticut Development Authority,
Revenue (Duncaster Project)
(Insured; Radian)	5.50	8/1/11	2,405,000	2,503,052
Connecticut Development Authority,
Solid Waste Disposal Facility
Revenue (PSEG Power LLC
Project)	5.75	11/1/37	7,000,000	6,653,150
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project) (Insured;
XLCA)	5.10	9/1/37	6,250,000	5,303,437
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,795,897
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	3,000,000	3,083,280

Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (Insured;
Radian)	5.13	7/1/30	1,000,000		917,970
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000		1,348,281
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000		1,424,345
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000		3,976,840
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; FSA)	5.25	3/1/32	12,880,000		14,018,206
Connecticut Health and Educational
Facilities Authority, Revenue
(Griffin Hospital Issue)
(Insured; Radian)	5.00	7/1/23	1,280,000		1,181,030
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000		3,176,950
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)	5.25	7/1/11	3,000,000	c	3,249,240
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)	5.50	7/1/11	2,150,000	c	2,343,607
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000		1,867,765
Connecticut Health and Educational
Facilities Authority, Revenue
(New Britain General Hospital
Issue) (Insured; AMBAC)	6.13	7/1/14	1,000,000		1,002,920
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty)	5.00	7/1/33	8,250,000		8,404,770
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus
Hospital Issue) (Insured; FSA)	5.25	7/1/23	3,000,000		3,091,080
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; MBIA, Inc.)	5.00	7/1/22	1,000,000		1,030,400

Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,197,601
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.50	7/1/22	1,750,000	1,731,485
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,200,000	4,146,156
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	4,538,765
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	5,400,000	5,463,342
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.05	7/1/42	4,000,000	4,065,880
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.05	7/1/42	5,000,000	5,082,350
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,503,125
Connecticut Higher Education
Supplemental Loan Authority,
Revenue (Family Education Loan
Program) (Insured; AMBAC)	5.63	11/15/11	390,000	394,165
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA, Inc.)	4.50	11/15/20	1,830,000	1,655,766
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA, Inc.)	4.80	11/15/22	4,970,000	4,532,292
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.45	5/15/14	1,000,000	993,190
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	3,190,000	3,066,930
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.05	11/15/21	4,925,000	4,758,092

Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.10	11/15/27	5,000,000		4,634,700
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.45	11/15/29	5,805,000		5,557,881
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	2,475,000		2,300,983
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	11/15/36	5,000,000		4,483,500
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	5,000,000		4,507,050
Connecticut Resource Recovery
Authority, Mid-Connecticut
System Subordinated Revenue	5.50	11/15/10	1,000,000	c	1,067,680
Connecticut Resource Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	1,000,000		955,060
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	3,250,000		3,103,945
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	7,270,000		7,241,065
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000		6,562,080
Fairfield,
GO	5.50	4/1/11	2,030,000		2,183,915
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; FSA)	5.00	11/15/37	3,000,000		3,016,560
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA, Inc.)	5.00	11/15/30	5,000,000		4,986,300
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA, Inc.)	5.00	8/15/35	3,000,000		2,986,710
Greenwich Housing Authority,

MFHR (Greenwich Close
Apartments)	6.25	9/1/17	4,840,000		4,988,007
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.35	9/1/27	2,000,000		2,033,740
Hamden,
GO (Insured; MBIA, Inc.)	5.25	8/15/14	5,000		5,534
Hartford,
Parking System Revenue	6.40	7/1/10	1,000,000	c	1,076,520
Hartford,
Parking System Revenue	6.50	7/1/10	1,500,000	c	1,617,570
Meriden,
GO (Insured; MBIA, Inc.)	5.00	8/1/16	2,090,000		2,294,109
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA, Inc.)	5.25	8/1/31	2,000,000		2,031,680
Sprague,
EIR (International Paper
Company Project)	5.70	10/1/21	1,350,000		1,253,583
Stamford,
GO	6.60	1/15/10	2,750,000		2,931,610
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	1,850,000	c	1,971,989
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	1,770,000	c	1,886,714
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	2,500,000	c	2,664,850
University of Connecticut,
GO (Insured; FSA)	5.00	2/15/24	1,225,000		1,268,463
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.75	11/15/10	2,500,000	c	2,718,975
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,425,000	c	2,650,865
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,000,000	c	2,186,280
U.S. Related--27.3%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,500,000	c	1,583,280
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,300,000	c	1,372,176
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	4,000,000	c	4,222,080
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	5,000,000	c	5,300,750
Children's Trust Fund of Puerto

Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,711,160
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	d	504,360
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/11	55,000	c	58,161
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	795,000		857,606
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000		1,624,036
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000		1,003,080
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Senior
Lien)	6.00	7/1/38	6,000,000		6,277,980
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	1,500,000		1,489,965
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/16	3,270,000		3,391,906
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.25	7/1/12	2,600,000		2,758,262
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA, Inc.)	5.50	7/1/12	4,050,000		4,233,708
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA, Inc.)	5.50	7/1/13	8,000,000		8,354,400
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA, Inc.)	5.25	7/1/14	4,925,000		5,073,538
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA, Inc.)	5.65	7/1/15	6,690,000		7,358,197
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA, Inc.)	6.00	7/1/15	2,000,000		2,182,120
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/10	8,000,000	c	8,535,920
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA, Inc.)	6.13	7/1/09	4,000,000		4,127,760
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	2,000,000		2,034,060
Puerto Rico Highways and

Transportation Authority,
Highway Revenue	5.50	7/1/16	5,000,000	c	5,706,500
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	5.50	7/1/13	4,590,000		4,880,914
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.25	7/1/33	8,000,000		7,857,840
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	d	1,162,535
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	480,000		492,672
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	5,000,000		5,271,500
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Loan Notes	5.50	10/1/08	1,500,000		1,505,340
Virgin Islands Water and Power
Authority, Electric System
Revenue	5.30	7/1/21	1,750,000		1,678,040
Total Long-Term Municipal Investments
(cost $378,317,355)					376,720,420
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.4%	Rate (%)	Date	Amount ($)		Value ($)

Connecticut--.8%
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)
(Liquidity Facility; Bank of
America)	2.60	8/1/08	2,900,000	e	2,900,000
U.S. Related--.6%
Puerto Rico Commomwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.80	8/1/08	1,200,000	e	1,200,000
Puerto Rico Commonwealth
Public Improvement GO Notes,
Refunding (LOC; Wachovia Bank)	1.80	8/1/08	1,100,000	e	1,100,000
Total Short-Term Municipal Investments
(cost $5,200,000)					5,200,000
Total Investments (cost $383,517,355)			100.6%		381,920,420
Liabilities, Less Cash and Receivables			(.6%)		(2,253,674)
Net Assets			100.0%		379,666,746

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to $12,727,394 or 3.4% of net assets.
b Collateral for floating rate borrowings.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate demand note - rate shown is the interest rate in effect at July 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $383,517,355. Net unrealized depreciation on investments was $1,596,935 of which $9,185,251 related to appreciated investment securities and $10,782,186 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	381,920,420		0

Level 3 - Significant Unobservable Inputs	0		0

Total	381,920,420		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Maryland Series
July 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)	Value ($)

Maryland--92.0%
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,326,799
Anne Arundel County,
Special Obligation Revenue
(Arundel Mills Project)	5.13	7/1/21	1,000,000	1,043,080
Anne Arundel County,
Special Obligation Revenue
(National Business Park
Project)	5.13	7/1/21	1,000,000	1,043,080
Anne Arundel County,
Special Obligation Revenue
(National Business Park
Project)	5.13	7/1/23	1,125,000	1,164,139
Baltimore,
Port Facilities Revenue
(Consolidated Coal Sales
Company Project)	6.50	12/1/10	4,090,000	4,216,258
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; FGIC)	5.00	7/1/22	630,000	648,144
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; MBIA, Inc.)	5.00	7/1/23	1,355,000	1,377,913
Baltimore Board of School
Commissioners, School System
Revenue	5.00	5/1/16	1,500,000	1,603,695
Frederick County,
Educational Facilities Revenue
(Mount Saint Mary's University)	4.50	9/1/25	1,500,000	1,283,760
Gaithersburg,
Hospital Facilities
Improvement Revenue (Shady
Grove Adventist Hospital)
(Insured; FSA)	6.50	9/1/12	8,855,000	9,608,472
Harford County,
MFHR (GMNA
Collateralized-Affinity Old
Post Apartments Projects)	5.00	11/20/25	1,460,000	1,352,924
Howard County,
COP	8.15	2/15/20	605,000	813,078
Howard County,
GO (Consolidated Public
Improvement Project)	5.00	8/15/19	1,000,000	1,059,570

Howard County,
GO (Metropolitan District
Project)	5.25	2/15/12	155,000	a	167,518
Howard County,
GO (Metropolitan District
Project)	5.25	8/15/19	1,545,000		1,630,284
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.75	7/1/34	3,000,000		2,680,140
Maryland,
State and Local Facilities Loan	5.00	8/1/16	5,000,000		5,370,950
Maryland Community Development
Administration, Department of
Housing and Community
Development (Single Family
Program)	4.95	4/1/15	4,260,000		4,356,020
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,140,000		1,143,249
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.60	7/1/33	1,200,000		1,117,776
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue
(Collateralized; GNMA)	5.05	7/1/47	1,000,000		836,750
Maryland Community Development
Administration, Department of
Housing and Community
Development, Multifamily
Development Revenue
(Washington Gardens)
(Collateralized; FNMA)	5.00	2/1/24	770,000		724,069
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.38	9/1/22	2,080,000		2,074,821
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.00	9/1/23	95,000		89,704
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.80	9/1/32	3,000,000		2,533,230

Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.85	9/1/37	2,970,000		2,465,159
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.95	9/1/38	1,245,000		1,050,220
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.85	9/1/47	4,175,000		3,330,523
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/16	3,120,000		3,176,503
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/18	2,535,000		2,553,151
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.38	6/1/19	9,530,000		9,480,539
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,940,000		3,155,531
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Frostburg
State University Project)	6.00	10/1/24	5,000,000		4,696,000
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Morgan State
University Project)	6.00	7/1/22	2,950,000		2,867,252
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Towson
University Project)	5.00	7/1/39	1,000,000		826,840
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	6.00	6/1/13	1,260,000	a	1,424,720
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000		1,697,587
Maryland Economic Development

Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000		1,599,482
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/18	500,000		514,875
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/19	665,000		681,705
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/20	750,000		767,513
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/21	550,000		562,062
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins University Issue)	5.25	7/1/38	2,150,000	b	2,230,690
Maryland Health and Higher
Educational Facilities
Authority, Revenue (LifeBridge
Health Issue) (Insured;
Assured Guaranty)	5.00	7/1/28	2,000,000		2,022,880
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	4,325,000		4,148,973
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Union
Hospital of Cecil County Issue)	6.70	7/1/09	455,000		467,553
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	6.00	7/1/12	2,000,000	a	2,209,580
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	6.00	7/1/12	3,000,000	a	3,314,370
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; AMBAC)	5.00	7/1/24	1,000,000		1,000,390
Maryland Health and Higher

Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; FGIC)	7.00	7/1/22	4,560,000		5,622,206
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000	b	3,021,978
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000		466,050
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000		2,853,842
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,403,975
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	630,000		538,927
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000		1,543,120
Montgomery County,
Consolidated Public
Improvement GO	5.25	10/1/15	2,000,000		2,145,860
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.38	7/1/20	500,000		488,590
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000		2,866,532
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	41,025,000	c	13,588,711
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	c	615,672
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	1,940,000		1,678,643
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/13	1,400,000		1,422,918
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery

Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000	1,234,750
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/15	7,000,000	7,213,430
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/16	8,000,000	8,203,520
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	3,398,560
Washington Suburban Sanitary
District (General Construction)	5.00	6/1/15	5,000,000	5,301,700
Westminster,
Educational Facilities Revenue
(McDaniel College, Inc.
Project)	5.00	11/1/22	1,200,000	1,148,016
U.S. Related--6.6%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	989,370
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Senior
Lien)	6.00	7/1/44	1,000,000	1,047,110
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Senior
Lien) (Insured; Assured
Guaranty)	5.00	7/1/28	2,000,000	2,010,800
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	2,000,000	1,986,140
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.13	7/1/30	1,970,000	1,985,543
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/27	3,000,000	3,155,460
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,224,800
Total Long-Term Municipal Investments
(cost $187,508,205)				184,665,744
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.8%	Rate (%)	Date	Amount ($)	Value ($)

Maryland;
Carroll County,
Revenue (Fairhaven and Copper
Ridge - Episcopal Ministries
to the Aging Inc. Obligated
Group Issue) (Insured; Radian

and Liquidity Facility; Branch
Banking and Trust Co.)	9.00	8/7/08	4,790,000	d	4,790,000
Maryland Economic Development
Corporation, Multi-Modal
Revenue (United States
Pharmacopeial Project)
(Insured; AMBAC and Liquidity
Facility; Bank of America)	8.00	8/1/08	500,000	d	500,000
Total Short-Term Municipal Investments
(cost $5,290,000)					5,290,000
Total Investments (cost $192,798,205)			101.4%		189,955,744
Liabilities, Less Cash and Receivables			(1.4%)		(2,533,942)
Net Assets			100.0%		187,421,802

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Purchased on a delayed delivery basis.

c	Security issued with a zero coupon. Income is recognized through the accretion of discount.

d	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $192,798,205. Net unrealized depreciation on investments was $2,842,461 of which $3,945,824 related to appreciated investment securities and $6,788,285 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	189,955,744		0

Level 3 - Significant Unobservable Inputs	0		0

Total	189,955,744		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Massachusetts Series
July 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.4%	Rate (%)	Date	Amount ($)		Value ($)

Massachusetts--89.3%
Bellingham
(Insured; AMBAC)	5.00	3/1/17	1,945,000		2,043,417
Bellingham
(Insured; AMBAC)	5.00	3/1/18	2,040,000		2,128,148
Bellingham
(Insured; AMBAC)	5.00	3/1/19	2,140,000		2,225,086
Bellingham
(Insured; AMBAC)	5.00	3/1/20	2,245,000		2,307,793
Boston	5.75	2/1/10	1,000,000	a	1,053,730
Boston	5.75	2/1/10	3,945,000	a	4,156,965
Boston,
Convention Center Loan,
Special Obligation Bonds
(Insured; AMBAC)	5.00	5/1/16	1,750,000		1,834,315
Boston Housing Authority,
Capital Program Revenue
(Insured; FSA)	5.00	4/1/24	2,000,000		2,058,600
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Company
Project)	7.38	5/15/15	1,470,000		1,484,186
Boston Water and Sewer Commission,
Revenue	5.00	11/1/20	2,000,000		2,080,880
Brookline	5.25	4/1/20	3,860,000		4,033,198
Greater Lawrence Sanitation
District, GO (Insured; MBIA,
Inc.)	5.75	6/15/10	1,425,000	a	1,530,550
Holliston
(Insured; MBIA, Inc.)	5.25	4/1/20	1,655,000		1,743,476
Holyoke Gas and Electric
Department, Revenue (Insured;
MBIA, Inc.)	5.38	12/1/15	1,245,000		1,329,162
Hopkinton	5.00	9/1/17	1,735,000		1,841,008
Hopkinton	5.00	9/1/18	1,735,000		1,814,983
Hopkinton	5.00	9/1/19	1,735,000		1,812,815
Hopkinton	5.00	9/1/20	1,735,000		1,790,607
Marblehead	5.00	8/15/23	1,835,000		1,900,675
Marblehead	5.00	8/15/24	1,925,000		1,988,717
Massachusetts	5.25	8/1/22	2,650,000		2,906,891
Massachusetts	2.48	11/1/25	5,000,000	b	3,950,000
Massachusetts
(Insured; AMBAC)	6.00	8/1/10	1,500,000		1,604,535
Massachusetts

(Insured; FSA)	5.25	9/1/23	1,000,000		1,095,260
Massachusetts,
Consolidated Loan	5.00	3/1/15	60,000	a	65,637
Massachusetts,
Federal Highway	5.50	12/15/09	1,000,000		1,049,580
Massachusetts,
Federal Highway, GAN	5.50	6/15/14	1,000,000		1,022,890
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	6.20	3/1/16	2,055,000		2,339,782
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	7.00	3/1/21	1,000,000		1,209,860
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/10	905,000	a	956,069
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000		2,493,696
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/30	590,000		597,994
Massachusetts Bay Transportation
Authority, Sales Tax Revenue	5.00	7/1/12	1,000,000	a	1,077,390
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000		1,072,380
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; MBIA, Inc.)	5.50	7/1/27	3,000,000		3,366,960
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA, Inc.)	0.00	5/1/26	5,385,000	c	2,260,731
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,325,000		1,327,650
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured;
Radian)	6.00	3/1/30	1,905,000		1,932,413
Massachusetts Development Finance
Agency, Revenue (Landmark
School Issue) (Insured; Radian)	5.25	6/1/29	1,100,000		1,006,192
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.75	1/1/10	2,000,000	a	2,149,820
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/13	1,000,000	a	1,157,100
Massachusetts Development Finance
Agency, Revenue (Mount Holyoke
College Issue)	5.25	7/1/31	5,000,000		5,046,800
Massachusetts Development Finance

Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	5.75	6/20/22	600,000		643,572
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	6.00	6/20/44	1,500,000		1,576,755
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000		2,330,675
Massachusetts Development Finance
Agency, RRR (Ogden Haverhill
Project)	5.50	12/1/19	1,200,000		1,153,536
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; MBIA, Inc.)	5.63	1/1/14	2,000,000		2,144,080
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000		1,763,960
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.70	7/1/11	290,000		290,728
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	1,440,000		1,483,301
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.85	7/1/14	210,000		210,563
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	10,000,000		8,400,900
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; MBIA,
Inc.)	5.13	12/1/14	420,000		421,369
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	1/1/12	1,070,000	a	1,185,164
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	1/1/12	310,000	a	348,369
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	7/1/17	1,175,000		1,255,617
Massachusetts Health and
Educational Facilities

Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	4,030,000		4,194,142
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
Medical Center Issue)	5.75	7/1/31	2,000,000		2,011,900
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue) (Insured;
AMBAC)	5.25	10/1/26	2,845,000		2,866,764
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000		2,044,680
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hallmark
Health System Issue) (Insured;
FSA)	5.25	7/1/10	2,055,000		2,079,886
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	6.00	7/1/10	2,500,000	a	2,700,025
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/22	2,945,000		3,034,852
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	5,000,000		5,470,950
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue)	6.50	7/15/12	2,250,000	a	2,551,703
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/11	1,290,000	a	1,411,350
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/11	1,100,000	a	1,211,133
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/16	1,520,000		1,654,976

Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/17	45,000	48,996
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	60,000	60,973
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000	4,744,624
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Insured; MBIA, Inc.)	5.13	7/1/11	1,000,000	1,006,900
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	1,058,871
Massachusetts Health and
Educational Facilities
Authority, Revenue (The
Schepens Eye Research
Institute, Inc. Issue)
(Insured; ACA)	6.50	7/1/28	2,020,000	1,915,324
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/17	1,700,000	1,915,849
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,830,757
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	2/15/30	2,000,000	2,016,960
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,771,882
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	926,299
Massachusetts Housing Finance
Agency, Housing Development
Revenue (Insured; MBIA, Inc.)	5.40	6/1/20	345,000	345,331
Massachusetts Housing Finance

Agency, Housing Revenue	5.00	12/1/24	1,505,000		1,413,662
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,250,000		1,156,537
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000		1,797,020
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	2,000,000		1,976,300
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,950,000		1,769,996
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	6/1/37	3,000,000		2,613,150
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000		1,853,569
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	2,000,000		1,780,240
Massachusetts Housing Finance
Agency, SFHR	5.45	12/1/28	1,150,000		1,098,238
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,315,000		1,112,674
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	2,500,000		2,437,025
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000		2,795,245
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA, Inc.)	5.25	7/1/14	2,000,000		2,120,460
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000		3,148,460
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.20	8/1/11	1,000,000	a	1,071,580
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.25	8/1/21	1,500,000		1,593,225
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.25	8/1/26	2,000,000		2,077,000
Medford
(Insured; AMBAC)	5.00	3/15/19	1,155,000		1,184,684
Narragansett Regional School
District, GO (Insured; AMBAC)	6.50	6/1/16	1,205,000		1,295,218
Pittsfield
(Insured; MBIA, Inc.)	5.13	4/15/22	1,500,000		1,549,995
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA, Inc.)	5.75	6/15/10	1,500,000	a	1,596,705

Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA, Inc.)	5.75	6/15/10	1,000,000	a	1,064,470
Sandwich
(Insured; MBIA, Inc.)	5.00	7/15/19	1,000,000		1,059,020
Springfield,
Municipal Purpose Loan
(Insured; FGIC)	5.00	8/1/11	1,000,000	a	1,065,880
Triton Regional School District,
GO (Insured; FGIC)	5.25	4/1/19	1,420,000		1,492,832
Triton Regional School District,
GO (Insured; FGIC)	5.25	4/1/20	1,420,000		1,490,347
Westfield,
GO (Insured; FGIC)	6.50	5/1/10	1,750,000	a	1,895,740
U.S. Related--9.1%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000	a	2,111,040
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,960,000		1,809,923
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,125,131
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	c	210,150
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Senior
Lien)	6.00	7/1/38	2,000,000		2,092,660
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000		1,489,965
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
FSA)	5.25	7/1/14	1,000,000		1,073,960
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/27	1,000,000		1,051,820
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
XLCA)	5.25	7/1/17	1,460,000		1,481,214
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000	c	1,445,771
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,000,000		1,036,090
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000		1,955,005
Puerto Rico Public Buildings
Authority, Guaranteed

Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000		1,301,036
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	525,000		538,860
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	500,000		503,080
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000		1,010,900
Total Long-Term Municipal Investments
(cost $219,182,477)					218,677,534
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.7%	Rate (%)	Date	Amount ($)		Value ($)

Massachusetts;
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)
(cost $1,500,000)	2.05	8/1/08	1,500,000	[d]	1,500,000
Total Investments (cost $220,682,477)			99.1%		220,177,534
Cash and Receivables (Net)			.9%		1,947,374
Net Assets			100.0%		222,124,908

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate demand note - rate shown is the interest rate in effect at July 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $220,682,477. Net unrealized depreciation on investments was $504,943 of which $6,580,743 related to appreciated investment securities and $7,085,686 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company

CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	220,177,534		0

Level 3 - Significant Unobservable Inputs	0		0

Total	220,177,534		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Michigan Series
July 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--101.4%	Rate (%)	Date	Amount ($)		Value ($)

Michigan--100.6%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17	4,460,000		4,577,254
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000	a	6,320,640
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,585,000	a	880,103
Detroit,
Water Supply System Revenue
(Insured; FGIC)	5.75	7/1/11	4,000,000	b	4,366,840
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000		1,067,088
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		1,030,514
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,139,280
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	3,500,000		3,465,070
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	2,220,000		2,245,441
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000		1,775,142
Grand Valley State University,
Revenue (Insured; FGIC)	5.25	12/1/10	3,000,000	b	3,196,890
Huron Valley School District,
GO - Unlimited Tax (Insured;
FGIC)	0.00	5/1/18	6,270,000	a	3,918,060
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	2,000,000		2,302,620
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	2,000,000		1,930,320
Michigan Higher Education
Facilities Authority, LOR
(Hillsdale College Project)	5.00	3/1/35	850,000		809,175
Michigan Higher Education Student
Loan Authority, Student Loan

Revenue (Insured; AMBAC)	5.20	9/1/20	1,540,000		1,402,478
Michigan Hospital Finance
Authority, HR (Detroit Medical
Center)	8.13	8/15/12	75,000		75,081
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	500,000		452,135
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group) (Insured;
AMBAC)	6.00	12/1/27	3,500,000		3,697,400
Michigan Housing Development
Authority, Limited Obligation
MFHR (Deaconess Tower
Apartments) (Collateralized;
GNMA)	5.25	2/20/48	470,000		408,458
Michigan Housing Development
Authority, Rental Housing
Revenue (Insured; MBIA, Inc.)	5.05	10/1/15	1,500,000		1,496,595
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.38	10/1/21	10,200,000	c,d	10,871,823
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000		671,027
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	2,000,000		1,808,720
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	1,250,000		1,150,113
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	2,300,000		2,210,461
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000		2,589,450
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; FGIC)	6.95	9/1/22	2,000,000		2,381,820
Pontiac Tax Increment Finance
Authority, Revenue	6.38	6/1/12	3,170,000	b	3,564,633
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000		4,452,210
Stockbridge Community Schools,
School Building and Site Bonds
(GO - Unlimited Tax)	5.50	5/1/10	600,000	b	633,630
Sturgis Public School District,

School Building and Site Bonds
(GO - Unlimited Tax)	5.63	5/1/10	5,085,000	b	5,380,845
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000		1,245,780
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Assured
Guaranty)	5.75	12/1/27	1,000,000		1,024,970
U.S. Related--.8%
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.30	6/1/23	1,410,000		658,160
Total Long-Term Municipal Investments
(cost $82,951,896)					85,200,226
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.9%	Rate (%)	Date	Amount ($)		Value ($)

Michigan;
University of Michigan Regents,
HR	2.20	8/1/08	470,000	e	470,000
Wayne Charter County,
Airport Revenue, Refunding
(Detroit Metropolitan Wayne
County Airport) (Insured;
AMBAC and LOC; Landesbank
Hessen-Thuringen Girozentrale)	7.50	8/7/08	2,000,000	e	2,000,000
Total Short-Term Municipal Investments
(cost $2,470,000)					2,470,000
Total Investments (cost $85,421,896)			104.3%		87,670,226
Liabilities, Less Cash and Receivables			(4.3%)		(3,597,920)
Net Assets			100.0%		84,072,306

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.

b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Security exempt from registration under Rule 144A of the Security Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, this security amounted to $10,871,823 or 12.9% of net assets.

d	Collateral for floating rate borrowings.

e	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $85,421,896. Net unrealized appreciation on investments was $2,248,330 of which $4,870,746 related to appreciated investment securities and $2,622,416 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	87,670,226		0

Level 3 - Significant Unobservable Inputs	0		0

Total	87,670,226		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Minnesota Series
July 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.6%	Rate (%)	Date	Amount ($)		Value ($)

Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	885,000		955,543
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	615,000		664,022
Anoka County,
SWDR (United Power Association
Project) (Guaranteed; National
Rural Utilities Cooperative
Finance Corporation)	6.95	12/1/08	635,000		640,010
Blooming Prairie Independent
School District Number 756, GO
School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; MBIA, Inc.)	4.75	1/1/27	3,175,000		3,196,780
Bloomington Independent School
District Number 271 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.13	2/1/24	2,000,000		2,126,940
Chaska,
Electric Revenue	6.00	10/1/10	3,000,000	a	3,219,660
Chaska,
Electric Revenue	5.00	10/1/30	1,035,000		1,011,868
Columbia Heights,
MFHR (Crest View ONDC 1
Project) (Collateralized; GNMA)	6.63	10/20/12	1,500,000	a	1,778,655
Coon Rapids,
Multifamily Rental Housing
Revenue (GNMA Collateralized
Mortgage Loan - Mississippi
View Apartments Project)
(Collateralized; FHA)	4.95	10/20/41	2,700,000		2,233,521
Cottage Grove,
Senior Housing Revenue
(PHS/Cottage Grove, Inc.
Project)	5.25	12/1/46	1,500,000		1,270,230
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000		2,704,680

Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	947,960		924,659
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/27	400,000		370,116
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/37	400,000		353,812
Hennepin County,
Second Lien Sales Tax Revenue
(Ballpark Project)	5.00	12/15/29	1,500,000		1,530,300
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.00	4/1/20	2,510,000		2,686,302
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.00	4/1/21	2,640,000		2,825,434
Lakeville Independent School
District Number 194 (Minnesota
School District Credit
Enhancement Program) (Insured;
FGIC)	5.50	2/1/24	8,700,000		9,476,475
Mahtomedi Independent School
District Number 832 (Minnesota
School District Credit
Enhancement Program) (Insured;
MBIA, Inc.)	0.00	2/1/17	1,275,000	b	879,049
Minneapolis	0.00	12/1/14	1,825,000	b	1,437,260
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation
Project)	6.00	4/1/09	200,000	a	206,384
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation
Project)	6.50	4/1/09	1,000,000	a	1,049,530
Minneapolis,
Revenue (Blake School Project)	5.45	9/1/21	2,000,000		2,036,760
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000		929,590
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated

Group Project)	6.00	12/1/18	1,000,000		1,023,680
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000		2,327,304
Minnesota,
Retirement System Building
Revenue	6.00	6/1/30	1,475,000		1,540,387
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	3,850,000	a	4,227,877
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000		154,584
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/22	1,130,000		1,163,651
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/27	1,750,000		1,793,540
Minnesota Higher Education
Facilities Authority, Revenue
(Augsburg College)	5.00	5/1/36	1,500,000		1,329,660
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/20	3,000,000		3,047,010
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/37	880,000		880,933
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.10	7/1/38	2,000,000		1,736,180
Minnesota Housing Finance Agency,
SFMR	5.80	1/1/19	855,000		864,747
Minnesota Housing Finance Agency,
SFMR (Insured; MBIA, Inc.)	5.45	1/1/22	465,000		487,776
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/35	1,500,000		1,423,080
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000		1,891,420
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.50	10/1/47	1,350,000		1,328,211
Northern Municipal Power Agency,
Electric System Revenue
(Insured; FSA)	5.40	1/1/16	4,500,000		4,638,645

Northfield,
HR	6.00	11/1/11	2,000,000	a	2,185,740
Northfield,
HR	5.38	11/1/31	2,240,000		2,089,360
Ramsey,
LR (Pact Charter School
Project)	6.75	12/1/33	1,000,000		1,000,180
Rosemount-Apple Valley-Eagan
Independent School District
Number 196 (Minnesota School
District Credit Enhancement
Program) (Insured; MBIA, Inc.)	0.00	4/1/14	2,960,000	b	2,372,203
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000		1,557,075
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000	c	996,240
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,500,000		1,480,995
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.70	11/1/15	2,000,000		2,010,740
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000		2,017,360
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Block 19
Ramp) (Insured; FSA)	5.25	8/1/23	3,395,000		3,483,576
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		741,623
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	2,850,000	a	2,935,500
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA, Inc.)	0.00	1/1/25	4,505,000	b	1,979,001
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA, Inc.)	0.00	1/1/26	4,625,000	b	1,919,329
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility

Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000		947,680
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; MBIA, Inc.)	5.50	2/1/32	2,000,000		2,018,340
Washington County Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.38	11/15/18	2,215,000		2,163,878
Willmar,
HR (Rice Memorial Hospital
Project) (Insured; FSA)	5.00	2/1/32	4,000,000		4,041,720
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000		1,352,595
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000		2,493,325
Total Long-Term Municipal Investments
(cost $112,436,238)					114,152,725
Short-Term Municipal	Coupon	Maturity	Principal
Investments--4.1%	Rate (%)	Date	Amount ($)		Value ($)

Minneapolis,
Health Care Revenue, Refunding
(Fairview Health Services)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	9.00	8/7/08	150,000	d	150,000
Minneapolis,
Health Care System Revenue,
Refunding (Fairview Health
Services) (Insured; MBIA, Inc. and
Liquidity Facility; Citibank
NA)	9.75	8/7/08	4,600,000	d	4,600,000
Total Short-Term Municipal Investments
(cost $4,750,000)					4,750,000
Total Investments (cost $117,186,238)			101.7%		118,902,725
Liabilities, Less Cash and Receivables			(1.7%)		(2,035,157)
Net Assets			100.0%		116,867,568

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

c	Purchased on a delayed delivery basis.

d	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $117,186,238. Net unrealized appreciation on investments was $1,716,487 of which $4,014,331 related to appreciated investment securities and $2,297,844 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	118,902,725		0

Level 3 - Significant Unobservable Inputs	0		0

Total	118,902,725		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, North Carolina Series
July 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--94.1%	Rate (%)	Date	Amount ($)		Value ($)

North Carolina--81.4%
Appalachian State University,
Housing and Student Center
System Revenue (Insured; FSA)	5.60	7/15/10	1,000,000	a	1,073,280
Cabarrus County,
COP (Installment Financing
Contract)	5.50	4/1/14	2,000,000		2,138,680
Cary	5.00	3/1/19	1,500,000		1,577,685
Charlotte	5.00	7/1/21	1,525,000		1,583,651
Charlotte	5.00	7/1/22	2,110,000		2,174,144
Charlotte,
Airport Revenue (Insured;
MBIA, Inc.)	5.75	7/1/09	1,500,000	a	1,571,535
Charlotte,
Storm Water Fee Revenue	6.00	6/1/10	2,000,000	a	2,154,020
Charlotte,
Storm Water Fee Revenue	5.25	6/1/20	1,000,000		1,063,410
Charlotte,
Water and Sewer System Revenue	4.63	7/1/36	1,000,000		968,720
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		1,795,154
Durham County,
GO Public Improvement Bonds	5.00	6/1/18	1,000,000		1,081,930
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,015,480
Johnston County,
GO (Insured; MBIA, Inc.)	4.50	2/1/25	1,250,000		1,245,675
New Hanover County,
GO Public Improvement Bonds	5.75	11/1/10	1,700,000	a	1,859,766
North Carolina Capital Facilities
Financing Agency, Revenue
(Duke University Project)	5.13	10/1/12	1,000,000	a	1,084,450
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,079,550
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	3,000,000		3,124,290
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	725,000		746,931
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage

Revenue (DePaul Community
Facilities Project)	7.63	11/1/09	2,110,000	a	2,285,088
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000		885,590
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000		1,174,271
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/10	1,000,000	a	1,078,110
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/10	2,000,000	a	2,156,220
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000		2,045,940
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	b	2,114,549
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	6.00	10/1/33	1,000,000		930,770
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project)	6.50	7/1/13	1,000,000	a	1,156,810
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (United Church Homes
and Services)	5.25	9/1/21	1,000,000		887,280
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	3,250,000		3,208,010
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/25	500,000		483,450
Orange County,
COP (Orange County Public

Improvement Projects)
(Insured; AMBAC)	4.50	4/1/26	500,000		481,660
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000		1,018,940
Sampson County,
COP (Insured; FSA)	4.75	6/1/31	1,000,000		962,170
University of North Carolina,
University Revenue (Chapel
Hill University)	5.00	6/1/11	1,700,000	a	1,808,528
Wilkes County,
COP (Insured; MBIA, Inc.)	4.50	6/1/26	1,000,000		944,770
Winston Salem,
COP	4.75	6/1/31	1,000,000		962,170
U.S. Related--12.7%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000		958,160
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/16	605,000	a	680,087
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/29	1,315,000		1,329,649
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/15	1,000,000	a	1,103,360
Puerto Rico Public Finance
Corporation (Commonwealth
Appropriation Bonds) (Insured;
MBIA, Inc.)	5.38	8/1/11	3,000,000	a	3,205,800
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	850,000		855,236
Total Long-Term Municipal Investments
(cost $58,382,172)					60,054,969
Short-Term Municipal	Coupon	Maturity	Principal
Investments--4.7%	Rate (%)	Date	Amount ($)		Value ($)

North Carolina;
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas Healthcare System)
(LOC; Wachovia Bank)	2.10	8/1/08	1,000,000	c	1,000,000
North Carolina Education
Assistance Authority, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility;
Wachovia Bank)	10.20	8/7/08	2,000,000	c	2,000,000
Total Short-Term Municipal Investments
(cost $3,000,000)					3,000,000
Total Investments (cost $61,382,172)			98.8%		63,054,969
Cash and Receivables (Net)			1.2%		755,092

Net Assets	100.0%	63,810,061

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

c	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

A July 31, 2008, the aggregate cost of investment securities for income tax purposes was $61,382,172. Net unrealized appreciation on investments was $1,672,797 of which $2,384,565 related to appreciated investment securities and $711,768 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes

SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	63,054,969		0

Level 3 - Significant Unobservable Inputs	0		0

Total	63,054,969		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Ohio Series
July 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--102.6%	Rate (%)	Date	Amount ($)		Value ($)

Ohio--94.8%
Adena Local School District,
GO School Improvement Bonds	5.50	12/1/21	1,085,000		1,169,196
Akron	6.00	12/1/12	1,380,000		1,550,278
Akron
(Insured; MBIA, Inc.)	5.50	12/1/20	1,460,000		1,549,396
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	1,000,000		984,820
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000		689,244
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000		455,575
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	400,000		345,376
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000		837,110
Brunswick City School District,
GO School Improvement Bonds
(Insured; AMBAC)	5.00	12/1/23	2,000,000		2,023,540
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	5,000,000		4,062,200
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000		2,608,041
Cincinnati,
Water System Revenue	5.00	12/1/32	4,000,000		4,068,400
Cincinnati City School District,
COP (City School District of
the City of Cincinnati School
Improvement Project) (Insured;
FSA)	5.00	12/15/32	1,000,000		994,360
Cincinnati City School District,
GO School Improvement Bonds
(Insured; MBIA, Inc.)	5.38	12/1/11	6,560,000	a	7,088,998
Cincinnati State Technical and

Community College, General
Receipts Bonds (Insured; AMBAC)	5.25	10/1/22	2,825,000		2,840,001
Clermont County,
Hospital Facilities Revenue
(Mercy Health System)
(Insured; AMBAC)	5.63	9/1/16	4,250,000		4,345,327
Cleveland,
Waterworks Revenue (Insured;
MBIA, Inc.)	5.50	1/1/21	8,000,000		8,794,400
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.00	12/1/18	2,345,000		2,474,632
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,655,000		3,812,859
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	6,250,000		6,621,625
Fairfield City School District,
GO School Improvement Bonds
(Insured; FGIC)	5.38	12/1/19	1,860,000		1,961,835
Fairfield City School District,
GO School Improvement Bonds
(Insured; FGIC)	5.38	12/1/20	1,400,000		1,476,650
Franklin County,
HR (Holy Cross Health System
Corporation)	5.80	6/1/16	260,000		260,426
Franklin County,
Multifamily Housing Mortgage
Revenue (Agler Green Project)
(Collateralized; GNMA)	5.80	5/20/44	270,000		258,239
Hamilton County,
EDR (King Highland Community
Urban Redevelopment
Corporation - University of
Cincinnati, Lessee, Project)
(Insured; MBIA, Inc.)	5.00	6/1/33	2,000,000		1,974,640
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	17,940,000	b	6,319,903
Hamilton County,
Sewer System Revenue (Insured;
MBIA, Inc.)	5.25	12/1/11	1,000,000	a	1,079,670
Highland Local School District,
GO School Improvement Bonds
(Insured; FSA)	5.75	12/1/11	2,020,000	a	2,212,890

Hilliard City School District,
GO School Improvement Bonds
(Insured; FGIC)	0.00	12/1/13	1,655,000	b	1,351,341
Hilliard City School District,
GO School Improvement Bonds
(Insured; FGIC)	0.00	12/1/14	1,655,000	b	1,284,892
Lebanon City School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	5.50	12/1/11	4,050,000	a	4,404,699
Mason City School District,
GO Unlimited Tax Bonds
(Insured; FSA)	5.25	12/1/31	5,000,000		5,394,300
Massillon City School District,
GO (Various Purpose
Improvement) (Insured; MBIA,
Inc.)	5.00	12/1/25	1,150,000		1,170,527
Milford Exempt Village School
District, GO School
Improvement Bonds (Insured;
FSA)	6.00	12/1/11	1,910,000	a	2,107,494
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000		2,033,860
North Royalton City School
District, GO School
Improvement Bonds (Insured;
MBIA, Inc.)	6.10	12/1/09	2,500,000	a	2,686,750
Ohio
(Insured; FSA)	5.00	3/15/20	15,520,000	c,d	16,005,000
Ohio,
PCR (Standard Oil Company
Project) (Guaranteed; British
Petroleum Company PLC)	6.75	12/1/15	2,700,000		3,166,749
Ohio,
SWDR (USG Corporation Project)	5.60	8/1/32	3,000,000		2,477,550
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC)	5.00	5/1/13	2,250,000	a	2,412,472
Ohio State University,
General Receipts Bonds	5.25	6/1/23	2,625,000		2,761,159
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	7,700,000		7,976,045
Pickerington Local School
District, GO (School
Facilities Construction and
Improvement) (Insured; FGIC)	5.25	12/1/11	6,000,000	a	6,470,040
Port of Greater Cincinnati
Development Authority, Special

Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,250,000		2,276,123
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000		2,470,500
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,145,000		1,930,865
Strongsville,
Library Improvement (Insured;
FGIC)	5.50	12/1/20	1,700,000		1,802,442
Summit County
(Insured; FGIC)	6.50	12/1/10	2,000,000	a	2,206,620
Summit County Port Authority,
Development Revenue (Bond Fund
Program-Twinsburg Township
Project)	5.13	5/15/25	660,000		583,414
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000		1,028,880
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund -
Midwest Terminals Project)	6.00	11/15/27	1,790,000		1,687,505
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund -
Toledo Express Airport Project)	6.38	11/15/32	2,425,000		2,347,715
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC)	5.75	6/1/11	2,165,000	a	2,366,735
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC)	5.75	6/1/11	1,500,000	a	1,639,770
University of Cincinnati,
General Receipts Bonds
(Insured; MBIA, Inc.)	5.00	6/1/21	3,040,000		3,092,349
Warren,
Waterworks Revenue (Insured;
FGIC)	5.50	11/1/15	1,450,000		1,534,419
West Muskingum Local School
District, GO (School
Facilities Construction and
Improvement) (Insured; FGIC)	5.00	12/1/30	2,945,000		2,933,014
Youngstown,
GO Pension Bonds (Insured;
AMBAC)	5.38	12/1/10	2,195,000	a	2,366,034

Youngstown,
GO Pension Bonds (Insured;
AMBAC)	6.00	12/1/10	2,370,000	a	2,588,111
U.S. Related--7.8%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	b	525,375
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	900,000		862,344
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/31	5,000,000		5,317,300
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.25	6/1/26	1,935,000		903,432
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	3,000,000		3,162,900
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	3,000,000		3,003,030
Total Long-Term Municipal Investments
(cost $179,346,091)					181,191,386
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.8%	Rate (%)	Date	Amount ($)		Value ($)

Ohio;
University of Cincinnati,
General Receipts Bonds
(Insured; MBIA, Inc. and
Liquidity Facility; Bayerische
Landesbank)
(cost $1,415,000)	8.00	8/7/08	1,415,000	[e]	1,415,000
Total Investments (cost $180,761,091)			103.4%		182,606,386
Liabilities, Less Cash and Receivables			(3.4%)		(6,067,603)
Net Assets			100.0%		176,538,783

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, this security amounted to $16,005,000 or 9.1% of net assets.

d	Collateral for floating rate borrowings.

e	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

A July 31, 2008, the aggregate cost of investment securities for income tax purposes was $180,761,091. Net unrealized appreciation on investments was $1,845,295 of which $6,597,030 related to appreciated investment securities and $4,751,735 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	182,606,386		0

Level 3 - Significant Unobservable Inputs	0		0

Total	182,606,386		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series
July 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.0%	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania--96.3%
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000		1,023,506
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA, Inc.)	5.00	12/1/19	1,900,000		1,963,555
Bethlehem Area Vocational
Technical School Authority, LR
(Insured; MBIA, Inc.)	5.00	9/1/19	895,000		914,547
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.00	12/1/11	1,480,000	a	1,585,213
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/12	1,230,000	a	1,340,196
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/18	25,000		26,204
Butler Area Sewer Authority,
Sewer Revenue (Insured; FGIC)	0.00	1/1/10	600,000	b	575,538
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,855,000		6,032,875
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000		477,769
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000		874,993
Charleroi Area School Authority,
School Revenue (Insured; FGIC)	0.00	10/1/20	2,000,000	b	1,060,860
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,600,000		1,527,520
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000		2,206,655
Council Rock School District,
GO (Insured; MBIA, Inc.)	5.00	11/15/11	1,400,000	a	1,498,574
Cumberland County Municipal

Authority, College Revenue
(Messiah College) (Insured;
AMBAC)	5.13	10/1/15	50,000		50,094
Cumberland County Municipal
Authority, Revenue
(Prebyterian Homes Obligated
Group Project)	5.35	1/1/20	515,000		499,916
Cumberland County Municipal
Authority, Revenue
(Prebyterian Homes Obligated
Group Project)	5.45	1/1/21	885,000		859,477
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	3,000,000		2,535,690
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania Inc. Project)
(Insured; FGIC)	5.00	11/1/37	5,165,000		4,579,289
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		947,610
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	5.40	9/1/16	2,000,000		1,981,200
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	1,000,000		932,730
Harrisburg Parking Authority,
Guaranteed Parking Revenue
(Insured; FSA)	5.75	5/15/12	640,000	a	705,331
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/16	1,400,000	b	978,446
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	5/1/18	2,750,000	b	1,721,390
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/18	2,750,000	b	1,679,672
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/19	2,750,000	b	1,569,480
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	5/1/20	2,750,000	b	1,500,977
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/20	2,500,000	b	1,329,825

Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000		983,340
Lehigh County General Purpose
Authority, HR (Lehigh Valley
Health Network) (Insured; FSA)	5.00	7/1/35	3,000,000		2,973,570
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	540,000	b	275,751
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	b	1,571,068
McKeesport Area School District,
GO (Insured; FGIC)	0.00	10/1/09	1,070,000	b	1,038,713
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/12	1,095,000		1,151,469
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000		1,418,581
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA, Inc.)	5.25	12/1/15	1,035,000		1,101,964
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA, Inc.)	5.25	12/1/16	50,000		53,235
Montour School District,
GO (Insured; FSA)	5.00	4/1/32	1,350,000		1,357,452
Neshaminy School District,
GO (Insured; MBIA, Inc.)	5.00	4/15/16	1,250,000		1,326,425
Norristown
(Insured; Radian)	0.00	12/15/11	1,465,000	b	1,291,412
Norristown
(Insured; Radian)	0.00	12/15/13	735,000	b	582,157
North Allegheny School District,
GO (Insured; FGIC)	5.00	5/1/15	1,625,000		1,729,975
North Allegheny School District,
GO (Insured; FGIC)	5.05	11/1/21	1,455,000		1,485,686
North Schuylkill School District,
GO (Insured; FGIC)	5.00	11/15/28	635,000		618,369
Northampton County General Purpose
Authority, County Agreement
Revenue (Insured; FSA)	5.13	10/1/20	2,225,000		2,328,596
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian
Hall Square Project) (Insured;
Radian)	5.00	7/1/17	1,890,000		1,834,358
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/10	445,000	a	476,212
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.25	12/1/13	1,105,000		1,112,481

Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/19	2,170,000		2,273,097
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/22	1,200,000	b	546,000
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/23	3,790,000	b	1,615,336
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/24	3,790,000	b	1,515,848
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/25	3,790,000	b	1,423,524
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	2,000,000		1,929,020
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/19	560,000		575,014
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/20	1,915,000		1,946,885
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/13	1,995,000		2,115,358
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/14	1,580,000		1,669,302
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	5,000,000		5,301,050
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,485,000		2,512,186
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	5,000,000		4,915,200
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	965,000		851,641
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000		4,233,900
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000		2,550,330
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	2,205,000		1,761,751

Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,000,000		1,026,870
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.25	6/15/15	1,000,000		1,021,120
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.25	6/15/16	1,200,000		1,225,344
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	4,325,000		4,401,682
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	690,000		701,951
Pennsylvania Turnpike Commission,
Oil Franchise Senior Tax
Revenue (Insured; AMBAC)	5.00	12/1/23	75,000		75,569
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/22	1,815,000		1,849,031
Philadelphia,
Airport Revenue (Insured;
MBIA, Inc.)	5.00	6/15/25	510,000		472,643
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.50	7/1/15	1,550,000		1,606,281
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.25	8/1/22	2,000,000		2,057,480
Philadelphia,
GO (Insured; FSA)	5.25	12/15/23	1,500,000		1,554,555
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/14	2,000,000		2,092,060
Philadelphia,
Water and Wastewater Revenue
(Insured; MBIA, Inc.)	5.60	8/1/18	800,000		866,552
Philadelphia Authority for
Industrial Development, LR
(Insured; FSA)	5.50	10/1/11	2,870,000	a	3,125,315
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000		1,487,891
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000		1,078,107
Philadelphia Authority for

Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000		1,446,208
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	4,500,000		4,550,445
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Temple
University Hospital)	6.50	11/15/08	485,000		488,953
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; FSA)	5.00	12/1/21	1,685,000		1,738,229
Philadelphia Municipal Authority,
LR (Insured; FSA)	5.25	11/15/15	2,115,000		2,259,729
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.50	4/15/18	3,600,000		3,691,224
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,285,000		1,028,450
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/11	3,585,000	a	3,932,351
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.85	12/1/11	3,000,000	a	3,300,150
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	750,000	a	834,488
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	1,330,000	a	1,479,825
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/13	470,000		504,042
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	250,000		266,900
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/21	1,165,000		1,188,580
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000		1,521,357
Scranton School District,
GO (Insured; FSA)	5.00	7/15/32	2,180,000		2,193,015

Scranton School District,
GO (Insured; MBIA, Inc.)	5.00	4/1/18	1,390,000		1,414,812
Scranton School District,
GO (Insured; MBIA, Inc.)	5.00	4/1/19	2,710,000		2,748,834
South Side Area School District,
GO (Insured; FGIC)	5.25	6/1/10	2,080,000	a	2,191,966
Spring-Ford Area School District,
GO (Insured; FSA)	5.00	4/1/21	1,015,000		1,038,771
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/17	1,055,000		1,126,413
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/18	1,110,000		1,174,824
State Public School Building
Authority, School Revenue
(Marple Newtown School
District Project) (Insured;
MBIA, Inc.)	5.00	9/1/11	3,680,000	a	3,913,901
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/21	1,000,000		1,027,360
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/25	3,360,000		3,401,866
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.00	4/1/13	750,000	a	812,288
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; FSA)	5.00	5/1/18	545,000		571,819
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,625,000		1,553,289
University Area Joint Authority,
Sewer Revenue (Insured; MBIA,
Inc.)	5.00	11/1/17	1,660,000		1,734,368
University Area Joint Authority,
Sewer Revenue (Insured; MBIA,
Inc.)	5.00	11/1/18	2,010,000		2,088,893
Upper Merion Area School District,
GO	5.25	2/15/13	285,000	a	311,197

Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	3,000,000		3,009,330
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR (Wayne Memorial
Hospital Project) (Insured;
MBIA, Inc.)	5.25	7/1/16	2,135,000		2,236,477
West Mifflin Area School District,
GO (Insured; FSA)	5.00	10/1/22	710,000		732,812
West Mifflin Sanitary Sewer
Municipal Authority, Sewer
Revenue (Insured; MBIA, Inc.)	4.90	8/1/13	880,000		881,496
Westmoreland County
(Insured; FGIC)	0.00	12/1/08	1,590,000	b	1,576,437
Wilson Area School District,
GO (Insured; FGIC)	5.13	3/15/16	1,300,000		1,368,081
U.S. Related--1.7%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	320,000		320,986
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000		989,370
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000		991,790
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/27	1,000,000		1,051,820
Total Long-Term Municipal Investments
(cost $197,552,318)					198,760,985
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.5%	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania;
Philadelphia Hospital and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
JPMorgan Chase Bank)	2.05	8/1/08	1,000,000	c	1,000,000
York General Authority,
Pooled Financing Revenue (The
School District of the City of
Harrisburg Project) (Insured;
AMBAC and Liquidity Facility;
Wachovia Bank)	10.10	8/7/08	4,025,000	c	4,025,000
Total Short-Term Municipal Investments
(cost $5,025,000)					5,025,000
Total Investments (cost $202,577,318)			100.5%		203,785,985
Liabilities, Less Cash and Receivables			(.5%)		(1,014,971)

Net Assets	100.0%	202,771,014

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

c	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $202,577,318. Net unrealized appreciation on investments was $1,208,667 of which $5,147,131 related to appreciated investment securities and $3,938,464 related to depreciated investment securities

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

            Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	203,785,985		0

Level 3 - Significant Unobservable Inputs	0		0

Total	203,785,985		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Virginia Series
July 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.3%	Rate (%)	Date	Amount ($)		Value ($)

Virginia--83.0%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000		1,510,617
Alexandria,
Consolidated Public Improvement GO	5.50	6/15/10	2,625,000	a	2,806,440
Alexandria,
GO	5.00	6/15/21	1,000,000		1,087,190
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000		912,640
Bristol,
Utility System Revenue
(Insured; MBIA, Inc.)	5.25	7/15/20	2,185,000		2,280,091
Capital Region Airport Commission,
Airport Revenue (Insured; FSA)	5.00	7/1/31	1,000,000		1,006,180
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	1,100,000		1,121,846
Chesapeake,
GO Public Improvement Bonds	5.50	12/1/17	1,750,000		1,886,098
Chesterfield County,
GO Public Improvement Bonds	5.00	1/1/24	1,000,000		1,052,120
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000		1,615,425
Dulles Town Center Community
Development Authority, Special
Assessment Tax (Dulles Town
Center Project)	6.25	3/1/26	2,920,000		2,915,182
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,655,000	a	1,759,944
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,830,000	a	1,946,040
Harrisonburg Industrial
Development Authority,
Hospital Facilities Revenue
(Rockingham Memorial Hospital)
(Insured; AMBAC)	4.25	8/15/26	1,000,000		902,700
James City County Economic
Development Authority,
Residential Care Facility
First Mortgage Revenue

(Williamsburg Landing, Inc.)	5.50	9/1/34	750,000		663,585
Loudoun County Sanitation
Authority, Water and Sewer Revenue	5.00	1/1/33	2,000,000		2,030,620
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,098,680
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,034,810
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000		408,445
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	500,000		520,465
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(Catholic Diocese of Arlington)	5.50	10/1/33	1,000,000		1,004,060
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
FGIC)	5.25	7/15/17	3,100,000		3,315,016
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; MBIA, Inc.)	5.50	7/1/21	2,500,000		2,577,900
Spotsylvania County Industrial
Development Authority, Public
Facility Revenue (Spotsylvania
School Facilities Project)
(Insured; AMBAC)	5.00	2/1/30	1,500,000		1,502,850
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.63	6/1/15	1,000,000	a	1,111,090
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; FSA)	5.00	7/1/24	1,000,000		1,032,400
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/16	215,000	a	235,193
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	785,000		702,685
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.75	7/1/22	1,000,000		929,520
Virginia Housing Development
Authority, MFHR	5.95	5/1/16	710,000		726,053

Virginia Public Building
Authority, Public Facilities
Revenue	5.75	8/1/10	2,700,000	a	2,882,817
Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue	5.38	10/1/10	1,535,000	a	1,634,330
Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue	5.00	10/1/29	1,000,000	b	1,028,040
Western Virginia Regional Jail
Authority, Regional Jail
Facility Revenue (Insured; MBIA, Inc.)	5.00	6/1/21	1,000,000		1,040,940
U.S. Related--15.3%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	1,500,000	a	1,590,225
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000		958,160
Puerto Rico Commonwealth,
Public Improvement (Insured; MBIA, Inc.)	5.50	7/1/12	2,950,000		3,083,812
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000	a	3,294,270
Total Long-Term Municipal Investments
(cost $56,168,214)					57,208,479
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.7%	Rate (%)	Date	Amount ($)		Value ($)

Virginia;
Richmond Industrial Development
Authority, Educational
Facilities Revenue (Church
Schools in the Diocese of
Virginia) (LOC; SunTrust Bank)	2.30	8/1/08	700,000	c	700,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Liquidity Facility;
Wachovia Bank)	2.10	8/1/08	900,000	c	900,000
Total Short-Term Municipal Investments
(cost $1,600,000)					1,600,000
Total Investments (cost $57,768,214)			101.0%		58,808,479
Liabilities, Less Cash and Receivables			(1.0%)		(556,047)
Net Assets			100.0%		58,252,432

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Purchased on a delayed delivery basis.

c	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $57,768,214. Net unrealized appreciation on investments was $1,040,265 of which $1,813,452 related to appreciated investment securities and $773,187 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes

TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	58,808,479		0

Level 3 - Significant Unobservable Inputs	0		0

Total	58,808,479		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)